UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23096

Legg Mason ETF Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON ETF EQUITY TRUST

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

FORM N-Q

JULY 31, 2016

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited)	July 31, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 101.4%
CONSUMER DISCRETIONARY - 16.3%
Auto Components - 0.5%
Bridgestone Corp.	400	$13,877	(a)

Automobiles - 8.1%
Bayerische Motoren Werke AG	945	81,403	(a)
Daimler AG, Registered Shares	1,164	79,039	(a)
Toyota Motor Corp.	1,500	83,486	(a)

Total Automobiles		243,928

Diversified Consumer Services - 0.2%
G8 Education Ltd.	2,088	6,110	(a)

Hotels, Restaurants & Leisure - 0.1%
Accordia Golf Co., Ltd.	400	4,661	(a)

Household Durables - 1.1%
Berkeley Group Holdings PLC	120	4,256	(a)
Persimmon PLC	1,331	29,682	(a)

Total Household Durables		33,938

Internet & Catalog Retail - 0.1%
N Brown Group PLC	909	2,090	(a)

Media - 4.4%
Corus Entertainment Inc., Class B Shares	399	3,942
Eutelsat Communications SA	1,043	20,727	(a)
Metropole Television SA	125	2,274	(a)
ProSiebenSat.1 Media SE	1,029	46,988	(a)
SES, FDR	929	20,334	(a)
Shaw Communications Inc., Class B Shares	1,198	24,297
SKY Network Television Ltd.	3,385	11,960	(a)

Total Media		130,522

Multiline Retail - 0.8%
Marks & Spencer Group PLC	5,723	24,157	(a)

Specialty Retail - 0.5%
Aoyama Trading Co., Ltd.	200	7,357	(a)
Automotive Holdings Group Ltd.	1,211	3,974	(a)
Luk Fook Holdings International Ltd.	1,000	2,542	(a)

Total Specialty Retail		13,873

Textiles, Apparel & Luxury Goods - 0.5%
Li & Fung Ltd.	28,000	14,048	(a)

TOTAL CONSUMER DISCRETIONARY		487,204

CONSUMER STAPLES - 2.5%
Tobacco - 2.5%
Imperial Brands PLC	1,403	73,938	(a)

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Avance Gas Holding Ltd.	498	1,604	(a)(b)
BW LPG Ltd.	617	2,193	(a)(b)
Euronav NV	740	6,369	(a)
Gaztransport Et Technigaz SA	120	3,427	(a)

TOTAL ENERGY		13,593

FINANCIALS - 25.5%
Banks - 9.7%
Banque Cantonale Vaudoise, Registered Shares	8	5,413	(a)
National Australia Bank Ltd.	3,779	76,467	(a)
National Bank of Canada	200	6,849
Nordea Bank AB	8,094	72,082	(a)
Oversea-Chinese Banking Corp., Ltd.	8,300	53,589	(a)
Swedbank AB, Class A Shares	3,665	76,969	(a)

Total Banks		291,369

See Notes to Schedule of Investments.

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Capital Markets - 0.3%
IGM Financial Inc.	300	$8,348

Consumer Finance - 0.2%
Cembra Money Bank AG	83	5,958	*(a)

Insurance - 10.0%
Ageas	822	27,619	(a)
Baloise Holding AG, Registered Shares	275	30,963	(a)
Euler Hermes Group	18	1,488	(a)
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	418	69,672	(a)
Power Financial Corp.	499	11,538
Sampo OYJ, Class A Shares	899	37,239	(a)
Swiss Life Holding, Registered Shares	218	49,810	*(a)
Swiss Re AG	861	72,252	(a)

Total Insurance		300,581

Real Estate Investment Trusts (REITs) - 4.7%
Ascendas Hospitality Trust	4,300	2,392	(a)
Ascendas Real Estate Investment Trust	12,300	22,562	(a)
Befimmo SA	28	1,900	(a)
Cache Logistics Trust	2,700	1,742	(a)
CapitaLand Commercial Trust Ltd.	9,800	11,030	(a)
CapitaLand Mall Trust	12,500	19,991	(a)
CDL Hospitality Trusts	1,700	1,866	(a)
Charter Hall Retail REIT	1,486	5,439	(a)
Cominar Real Estate Investment Trust	399	5,464
Cromwell Property Group	3,877	3,259	(a)
Daiwa House Residential Investment Corp.	2	5,637	(a)
Dream Global Real Estate Investment Trust	300	2,089
H&R Real Estate Investment Trust	599	10,667
Invesco Office J-REIT Inc.	4	3,692	(a)
Keppel DC REIT	2,100	1,895	(a)
Keppel REIT	4,600	3,651	(a)
Mapletree Greater China Commercial Trust	6,500	5,214	(a)
Mapletree Industrial Trust	2,700	3,650	(a)
Mapletree Logistics Trust	5,100	4,025	(a)
Pure Industrial Real Estate Trust	499	2,087
Suntec Real Estate Investment Trust	5,900	7,380	(a)
Top REIT Inc.	1	4,286	(a)
Wereldhave NV	200	9,676	(a)

Total Real Estate Investment Trusts (REITs)		139,594

Real Estate Management & Development - 0.6%
Swire Pacific Ltd., Class A Shares	1,500	17,959	(a)

TOTAL FINANCIALS		763,809

HEALTH CARE - 5.7%
Pharmaceuticals - 5.7%
AstraZeneca PLC	1,327	89,000	(a)
GlaxoSmithKline PLC	3,600	80,393	(a)

TOTAL HEALTH CARE		169,393

INDUSTRIALS - 11.0%
Aerospace & Defense - 1.9%
BAE Systems PLC	6,780	47,883	(a)
Singapore Technologies Engineering Ltd.	4,200	10,382	(a)

Total Aerospace & Defense		58,265

Air Freight & Logistics - 0.4%
bpost SA	301	7,877	(a)
CTT-Correios de Portugal SA	454	3,801	(a)

Total Air Freight & Logistics		11,678

See Notes to Schedule of Investments.

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Airlines - 3.3%
Air New Zealand Ltd.	3,224	$5,156	(a)
Cathay Pacific Airways Ltd.	4,000	6,508	(a)
Japan Airlines Co., Ltd.	2,200	68,003	(a)
Singapore Airlines Ltd.	2,200	18,065	(a)

Total Airlines		97,732

Commercial Services & Supplies - 0.2%
Downer EDI Ltd.	2,192	6,886	(a)

Construction & Engineering - 1.7%
Carillion PLC	1,890	6,667	(a)
Galliford Try PLC	223	2,894	(a)
Interserve PLC	770	3,005	(a)
Kier Group PLC	169	2,402	(a)
Skanska AB, Class B Shares	1,674	35,568	(a)

Total Construction & Engineering		50,536

Industrial Conglomerates - 1.1%
Keppel Corp., Ltd.	8,700	34,475	(a)

Machinery - 0.4%
Yangzijiang Shipbuilding Holdings Ltd.	16,700	10,864	(a)

Trading Companies & Distributors - 2.0%
Marubeni Corp.	12,700	59,034	(a)

TOTAL INDUSTRIALS		329,470

INFORMATION TECHNOLOGY - 7.3%
Communications Equipment - 2.7%
Telefonaktiebolaget LM Ericsson, Class B Shares	9,867	73,524	(a)
VTech Holdings Ltd.	600	6,522	(a)

Total Communications Equipment		80,046

Electronic Equipment, Instruments & Components - 0.1%
Venture Corp., Ltd.	600	3,979	(a)

IT Services - 0.2%
NEC Networks & System Integration Corp.	200	3,680	(a)
Tieto OYJ	148	4,257	(a)

Total IT Services		7,937

Technology Hardware, Storage & Peripherals - 4.3%
Canon Inc.	2,700	76,500	(a)
Neopost SA	209	5,796	(a)
Ricoh Co., Ltd.	4,400	38,791	(a)
Wacom Co., Ltd.	1,700	6,888	(a)

Total Technology Hardware, Storage & Peripherals		127,975

TOTAL INFORMATION TECHNOLOGY		219,937

MATERIALS - 5.5%
Chemicals - 3.8%
BASF SE	992	77,933	(a)
Israel Chemicals Ltd.	2,028	8,205	(a)
Yara International ASA	851	27,738	(a)

Total Chemicals		113,876

Construction Materials - 0.3%
CSR Ltd.	3,286	9,613	(a)

See Notes to Schedule of Investments.

LEGG MASON INTERNATIONAL LOW VOLATILITY HIGH DIVIDEND ETF

Schedule of investments (unaudited) (cont’d)	July 31, 2016

SECURITY	SHARES	VALUE
Paper & Forest Products - 1.4%
Navigator Co. SA	960	$3,043	(a)
UPM-Kymmene OYJ	1,878	38,671	(a)

Total Paper & Forest Products		41,714

TOTAL MATERIALS		165,203

TELECOMMUNICATION SERVICES - 12.0%
Diversified Telecommunication Services - 10.7%
HKT Trust and HKT Ltd.	14,000	22,273	(a)
PCCW Ltd.	10,000	7,289	(a)
Singapore Telecommunications Ltd.	23,900	75,055	(a)
Swisscom AG, Registered Shares	155	76,289	(a)
Telia Co. AB	12,967	59,149	(a)
Telstra Corp., Ltd.	18,185	79,851	(a)

Total Diversified Telecommunication Services		319,906

Wireless Telecommunication Services - 1.3%
Freenet AG	819	22,844	(a)
M1 Ltd.	2,100	4,106	(a)
SmarTone Telecommunications Holdings Ltd.	1,500	2,674	(a)
StarHub Ltd.	3,600	10,560	(a)

Total Wireless Telecommunication Services		40,184

TOTAL TELECOMMUNICATION SERVICES		360,090

UTILITIES - 15.1%
Electric Utilities - 7.8%
Endesa SA	2,327	48,824	(a)
Energias de Portugal SA	8,770	30,041	(a)
Iberdrola SA	11,048	75,752	(a)
Red Electrica Corporacion SA	3,507	80,291	(a)

Total Electric Utilities		234,908

Gas Utilities - 4.7%
Gas Natural SDG SA	3,137	64,878	(a)
Snam SpA	12,963	74,971	(a)

Total Gas Utilities		139,849

Multi-Utilities - 2.6%
National Grid PLC	5,183	74,352	(a)
REN - Redes Energeticas Nacionais SGPS SA	1,179	3,583	(a)

Total Multi-Utilities		77,935

TOTAL UTILITIES		452,692

TOTAL COMMON STOCKS (Cost - $3,010,685)		3,035,329

PREFERRED STOCKS - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Bayerische Motoren Werke AG	100	7,245	(a)

TOTAL INVESTMENTS - 101.6% (Cost - $3,017,991#)		3,042,574
Liabilities in Excess of Other Assets - (1.6)%		(49,216)

TOTAL NET ASSETS - 100.0%		$2,993,358

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

FDR	— Fiduciary Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason International Low Volatility High Dividend ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors. Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on BATS Exchange, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”) may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS International Low Volatility High Dividend Hedged Index (the “Underlying Index”). The Underlying Index seeks to provide more stable income through investments in stocks of profitable companies in developed markets outside of the United States with relatively high dividend yields or anticipated dividend yields and lower price and earnings volatility, while mitigating exposure to exchange-rate fluctuations between the U.S. dollar and other international currencies and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$28,239	$458,965	—	$487,204
Consumer Staples	—	73,938	—	73,938
Energy	—	13,593	—	13,593
Financials	47,042	716,767	—	763,809
Health Care	—	169,393	—	169,393
Industrials	—	329,470	—	329,470
Information Technology	—	219,937	—	219,937
Materials	—	165,203	—	165,203
Telecommunication Services	—	360,090	—	360,090
Utilities	—	452,692	—	452,692
Preferred Stocks	—	7,245	—	7,245

Total Investments	$75,281	$2,967,293	—	$3,042,574

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$14	—	$14

Total	$75,281	$2,967,307	—	$3,042,588

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$52,409	—	$52,409

†	See Schedule of Investments for additional detailed categorizations.

For the period ended July 31, 2016, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At July 31, 2016, securities valued at $2,967,293 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At July 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$33,370
Gross unrealized depreciation	(8,787)

Net unrealized appreciation	$24,583

At July 31, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	243,193	CHF	241,416	Bank of New York	8/9/16	$(5,974)
USD	929,550	EUR	845,127	Bank of New York	8/9/16	(15,547)
USD	369,222	JPY	39,017,372	Bank of New York	8/9/16	(13,245)
USD	16,985	NZD	24,122	Bank of New York	8/9/16	(429)
USD	190,120	AUD	254,846	Citibank N.A.	8/9/16	(3,513)
USD	77,702	CAD	102,654	Citibank N.A.	8/9/16	(926)
USD	443,605	GBP	337,722	Citibank N.A.	8/9/16	(3,390)
USD	81,266	HKD	630,342	Citibank N.A.	8/9/16	14
USD	8,059	ILS	30,992	Citibank N.A.	8/9/16	(69)
USD	30,513	NOK	262,323	Citibank N.A.	8/9/16	(579)
USD	316,713	SEK	2,746,198	Citibank N.A.	8/9/16	(4,324)
USD	320,702	SGD	435,912	Citibank N.A.	8/10/16	(4,413)

Total						$(52,395)

Abbreviations used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason ETF Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2016